United States

Securities And Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3121

EquiTrust Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA	50266-5997
(Address of principal executive offices)	(Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515/225-5400

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EQUITRUST MONEY MARKET FUND, INC.

SCHEDULE OF INVESTMENTS

April 30, 2008

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (100.62%)
COMMERCIAL PAPER (25.23%)
INSURANCE CARRIERS (4.96%)
Prudential Funding, LLC, due 05/07/08	2.237%	$300,000	$300,000
Prudential Funding, LLC, due 05/09/08	2.306	300,000	300,000
Prudential Funding, LLC, due 06/05/08	2.307	300,000	300,000

			900,000
NONDEPOSITORY INSTITUTIONS (15.31%)
American Express Credit Corp., due 05/16/08	2.510	300,000	300,000
American Express Credit Corp., due 06/12/08	2.651	300,000	300,000
American Express Credit Corp., due 06/24/08	2.802	300,000	300,000
American General Finance Corp., due 05/28/08	2.560	350,000	350,000
American General Finance Corp., due 06/04/08	2.660	300,000	300,000
American General Finance Corp., due 06/09/08	2.611	325,000	325,000
General Electric Capital Corp., due 05/06/08	2.327	300,000	300,000
General Electric Capital Corp., due 05/12/08	2.428	300,000	300,000
General Electric Capital Corp., due 05/29/08	2.359	300,000	300,000

			2,775,000
PETROLEUM AND COAL PRODUCTS (4.96%)
Chevron Corp., due 05/09/08	2.203	175,000	175,000
Chevron Corp., due 05/09/08	2.202	425,000	425,000
Chevron Corp., due 05/23/08	2.204	300,000	300,000

			900,000

Total Commercial Paper (Cost $4,575,000)			4,575,000

UNITED STATES GOVERNMENT AGENCIES (75.39%)
Federal Farm Credit Bank, due 05/08/08	2.704	550,000	549,715
Federal Farm Credit Bank, due 05/22/08	1.932	500,000	499,445
Federal Home Loan Bank, due 05/01/08	1.774	1,200,000	1,200,000
Federal Home Loan Bank, due 05/02/08	2.187	400,000	399,976
Federal Home Loan Bank, due 05/15/08	2.083	450,000	449,640
Federal Home Loan Bank, due 05/20/08	2.084	425,000	424,539
Federal Home Loan Bank, due 05/21/08	1.831	500,000	499,499
Federal Home Loan Bank, due 05/23/08	2.084	300,000	299,623
Federal Home Loan Bank, due 06/03/08	2.065	400,000	399,255
Federal Home Loan Bank, due 06/11/08	2.065	300,000	299,306
Federal Home Loan Bank, due 06/20/08	2.045	350,000	349,022
Federal Home Loan Bank, due 06/27/08	2.065	300,000	299,036
Federal Home Loan Mortgage Corp., due 05/19/08	2.085	300,000	299,692
Federal Home Loan Mortgage Corp., due 05/27/08	1.933	175,000	174,759
Federal Home Loan Mortgage Corp., due 05/30/08	2.136	500,000	499,153
Federal Home Loan Mortgage Corp., due 06/02/08	1.914	350,000	349,414
Federal Home Loan Mortgage Corp., due 06/16/08	2.044	300,000	299,229
Federal Home Loan Mortgage Corp., due 06/17/08	2.034	500,000	498,694
Federal Home Loan Mortgage Corp., due 06/19/08	2.045	300,000	299,179
Federal Home Loan Mortgage Corp., due 06/23/08	2.086	350,000	348,943
Federal Home Loan Mortgage Corp., due 07/07/08	2.087	300,000	298,855
Federal Home Loan Mortgage Corp., due 07/09/08	2.088	500,000	498,035
Federal Home Loan Mortgage Corp., due 07/21/08	2.095	625,000	622,108
Federal National Mortgage Assoc., due 05/01/08	2.125	450,000	450,000
Federal National Mortgage Assoc., due 05/05/08	2.085	600,000	599,863
Federal National Mortgage Assoc., due 05/13/08	1.829	270,000	269,838
Federal National Mortgage Assoc., due 05/14/08	1.881	350,000	349,766
Federal National Mortgage Assoc., due 06/06/08	2.055	400,000	399,191
Federal National Mortgage Assoc., due 06/10/08	2.066	700,000	698,419
Federal National Mortgage Assoc., due 06/13/08	2.066	750,000	748,179
Federal National Mortgage Assoc., due 06/18/08	2.066	300,000	299,187

Total United States Government Agencies (Cost $13,651,560)			13,671,560

Total Short-Term Investments (Cost $18,246,560)			18,246,560

OTHER ASSETS LESS LIABILITIES (-0.62%)
Cash, receivables, prepaid expense and other assets, less liabilities			(112,786)

Total Net Assets (100.00%)			$18,133,774

Item 2.	Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Money Market Fund, Inc.

By:	/s/ Dennis M. Marker
Dennis M. Marker Chief Executive Officer

Date:	6/19/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	6/19/2008

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date:	6/19/2008